Intangible Assets, net (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
	Land use rights	Trademarks, Patents & Rights	Software	Total
	(US$’000)	(US$’000)	(US$’000)	(US$’000)
Cost

Balance at July 1, 2016	59,737	6,289	15,808	81,834
Additions	-	1,261	2,972	4,233
Added as part of a business combination	-	486	-	486
Disposals	-	-	(5,507)	(5,507)
Exchange difference	(28)	(274)	433	131
Balance at June 30, 2017	59,709	7,762	13,706	81,177
Additions	-	564	5,605	6,169
Disposals	-	(429)	-	(429)
Exchange difference	31	(1,030)	(1,295)	(2,294)
Balance at June 30, 2018	59,740	6,867	18,016	84,623

Accumulated amortization and impairment

Balance at July 1, 2016	59,654	2,666	11,676	73,996
Amortization for the year	5	1,147	1,757	2,909
Disposals	-	(135)	(5,507)	(5,641)
Exchange difference	(25)	(93)	267	148
Balance at June 30, 2017	59,634	3,585	8,193	71,412
Amortization for the year	6	1,732	2,569	4,307
Impairment (Note 22)	-	1,532	-	1,532
Exchange difference	29	(1,509)	(734)	(2,214)
Balance at June 30, 2018	59,669	5,340	10,028	75,037

Carrying amounts
At June 30, 2017	75	4,177	5,513	9,765
At June 30, 2018	71	1,527	7,988	9,586